Note 16 - AR Facility (Details Textual) - USD ($) $ in Thousands		12 Months Ended
	Dec. 31, 2023	Dec. 31, 2023	Dec. 31, 2022	Sep. 28, 2023	Oct. 28, 2022
Accounts Receivable Facility, Maximum Borrowing Capacity				$ 200,000	$ 175,000
Accounts Receivable Facility, Outstanding	$ 199,986	$ 199,986
Servicing Liability at Amortized Cost, Balance, Ending Balance			$ 0
Transfer of Financial Assets Accounted for as Sales, Amount Derecognized	1,621,501	1,621,501
Transfer of Financial Assets Accounted for as Sales, Cash Proceeds Received for Assets Derecognized, Amount	1,575,267	1,575,267
Accounts Receivable Facility, Principal on Trade Accounts Receivable, Net of Allowance	194,199	194,199
Accounts Receivable Facility, Outstanding Princpal on Contract Assets	139,649	139,649
Fair Value Adjustment of Deferred Purchase Price	$ 129		78
Non-cash Investing Activities, Deferred Purchase Price		$ 139,065	$ 143,579